Fair Value Disclosures - Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Capitalized Mortgage Loan Servicing Rights - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 42,243	$ 42,489	$ 26,232
Total losses realized and unrealized:
Included in results of operations	533	(4,202)	10,196
Included in other comprehensive income (loss)	0	0	0
Purchases, issuances, settlements, maturities and calls	4,020	3,956	6,061
Transfers in and/or out of Level 3	0	0	0
Ending balance	46,796	42,243	42,489
Fair value, asset, recurring basis, still held, unrealized gain (loss)	$ 533	$ (4,202)	$ 10,196